Deutsche Investment Management Americas Inc.
                                    One Beacon Street
                                    Boston, MA 02108

                                    January 27, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A of DWS Commodity Securities Fund (the "Fund") as series of DWS Institutional Funds (the "Trust") (Reg. Nos. 33-34079, 811-06071)

Ladies and Gentlemen:

     On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No.83 to the Trust's Registration Statement on Form N-1A (the "Amendment").

     The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 31, 2010. No fees are required in connection with this filing.

     The Amendment is being filed in connection with (i) changing the Fund's name from DWS Commodity Securities Fund to DWS Enhanced Commodity Strategy Fund (the "Fund"), (ii) eliminating the Fund's non-fundamental policy of investing, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, in equity and other securities of companies in commodity-related industries or other investments where the value of the investment is linked to changes in commodity prices or a commodities related index, such as commodity-linked structured notes and futures contracts, (iii) changing the Fund's investment approach from a blended approach, through investing in commodity-linked derivatives and commodity-related stocks, to a commodity-linked derivatives total return strategy, and (iv) complying with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Fund's Prospectuses and Statements of Additional Information, filed with the Commission on September 30, 2009 in Post-Effective Amendment No. 80 for DWS Commodity Securities Fund.

     In addition, DWS has reorganized Statement of Additional Information ("SAI") disclosure into two components: Part I contains fund-specific disclosure for the applicable fund(s); and Part II contains standardized disclosure for all DWS funds. As part of the reorganization of the SAI, DWS undertook to align and update all risk disclosure across all funds in the DWS family of funds, representing in the case of many DWS funds, a wholesale restatement of risk disclosure. Additionally, as part of the initiative, the DWS funds Board approved a number of changes to non-fundamental investment policies relating to a variety of investment strategies. Investment policy changes have been marked and are reflected in Part I of each relevant SAI.

     Please direct any comments or questions relating to the Amendment to the undersigned at 617-295-3357.

                                   Sincerely yours,

                                   /s/Thomas H. Connors

                                   Thomas H. Connors
                                   Director and Senior Counsel
                                   Deutsche Investment Management Americas Inc.

cc:      Adam Schlichtmann, Esq., Ropes & Gray